UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2014

Date of reporting period:	January 31, 2014

Item 1. Schedule of Investments:

Putnam Multi-Cap Value Fund

The fund's portfolio
1/31/14 (Unaudited)

COMMON STOCKS (96.5%)(a)
	Shares	Value

Aerospace and defense (8.5%)

Alliant Techsystems, Inc.	45,500	$6,538,350

B/E Aerospace, Inc.(NON)	33,100	2,630,457

General Dynamics Corp.	44,000	4,457,640

Honeywell International, Inc.	72,300	6,595,929

L-3 Communications Holdings, Inc.	52,000	5,775,640

Northrop Grumman Corp.	52,100	6,020,155

		32,018,171
Airlines (1.5%)

Alaska Air Group, Inc.	28,300	2,237,681

Delta Air Lines, Inc.	111,700	3,419,137

		5,656,818
Beverages (3.2%)

Coca-Cola Enterprises, Inc.	279,000	12,077,910

		12,077,910
Capital markets (5.7%)

Ameriprise Financial, Inc.	52,862	5,584,342

Carlyle Group LP (The) (Partnership shares)	167,200	5,820,232

Charles Schwab Corp. (The)	195,100	4,842,382

KKR & Co. LP	128,000	3,086,080

Raymond James Financial, Inc.	37,087	1,888,099

		21,221,135
Chemicals (2.1%)

Chemtura Corp.(NON)	116,200	2,914,296

Dow Chemical Co. (The)	49,900	2,270,949

LyondellBasell Industries NV Class A	31,600	2,488,816

		7,674,061
Commercial banks (5.0%)

Bancorp, Inc. (The)(NON)	127,438	2,427,693

BB&T Corp.	46,900	1,754,529

City National Corp.	30,300	2,192,205

Fifth Third Bancorp	90,900	1,910,718

First Republic Bank(S)	64,000	3,105,920

PacWest Bancorp(S)	80,100	3,212,811

Regions Financial Corp.	239,300	2,433,681

UMB Financial Corp.(S)	26,900	1,594,901

		18,632,458
Commercial services and supplies (2.0%)

Tyco International, Ltd.	185,020	7,491,460

		7,491,460
Computers and peripherals (1.8%)

NetApp, Inc.	54,503	2,307,657

SanDisk Corp.(S)	29,900	2,079,545

Western Digital Corp.	27,200	2,343,824

		6,731,026
Containers and packaging (4.6%)

Rock-Tenn Co. Class A	15,000	1,522,200

Sealed Air Corp.	148,900	4,644,191

Silgan Holdings, Inc.	244,600	11,210,018

		17,376,409
Diversified consumer services (1.4%)

DeVry Education Group, Inc.	63,800	2,305,732

ITT Educational Services, Inc.(NON)(S)	71,900	2,113,860

Weight Watchers International, Inc.(S)	34,300	927,129

		5,346,721
Diversified financial services (0.9%)

CME Group, Inc.	44,500	3,326,820

		3,326,820
Electric utilities (1.8%)

Edison International	69,700	3,356,752

Great Plains Energy, Inc.(S)	141,800	3,499,624

		6,856,376
Electrical equipment (1.5%)

AMETEK, Inc.	76,175	3,764,569

Generac Holdings, Inc.	35,600	1,713,428

		5,477,997
Energy equipment and services (2.5%)

Halliburton Co.	157,300	7,709,273

McDermott International, Inc.(NON)(S)	197,000	1,642,980

		9,352,253
Food products (0.8%)

Kellogg Co.	51,100	2,962,778

		2,962,778
Health-care equipment and supplies (6.7%)

Alere, Inc.(NON)	116,875	4,429,563

Covidien PLC	130,642	8,915,010

Merit Medical Systems, Inc.(NON)	389,623	5,598,883

St. Jude Medical, Inc.	103,200	6,267,336

		25,210,792
Health-care providers and services (1.7%)

Aetna, Inc.	32,000	2,186,560

Mednax, Inc.(NON)(S)	77,200	4,295,408

		6,481,968
Hotels, restaurants, and leisure (0.6%)

Hilton Worldwide Holdings, Inc.(NON)	105,328	2,280,351

		2,280,351
Household durables (4.5%)

Garmin, Ltd.(S)	75,000	3,378,750

Harman International Industries, Inc.	64,900	6,712,607

Jarden Corp.(NON)	49,900	3,016,455

Whirlpool Corp.	27,100	3,612,430

		16,720,242
Insurance (6.4%)

American International Group, Inc.	103,000	4,939,880

Brown & Brown, Inc.	59,500	1,873,655

Chubb Corp. (The)	28,800	2,434,752

Hartford Financial Services Group, Inc. (The)	164,034	5,454,131

Marsh & McLennan Cos., Inc.	41,900	1,915,249

Validus Holdings, Ltd.(S)	73,800	2,650,896

XL Group PLC	165,800	4,765,092

		24,033,655
IT Services (2.8%)

Computer Sciences Corp.	83,400	5,038,193

Fidelity National Information Services, Inc.	65,100	3,300,570

Xerox Corp.	189,100	2,051,735

		10,390,498
Life sciences tools and services (0.8%)

PerkinElmer, Inc.	68,000	2,964,800

		2,964,800
Machinery (1.7%)

Snap-On, Inc.	40,700	4,076,105

Wabtec Corp.	32,228	2,378,749

		6,454,854
Marine (1.0%)

Baltic Trading, Ltd.(S)	308,282	1,784,953

Diana Shipping, Inc. (Greece)(NON)(S)	153,400	1,873,014

		3,657,967
Media (2.6%)

CBS Corp. Class B (non-voting shares)	79,100	4,644,752

Regal Entertainment Group Class A(S)	264,700	5,161,650

		9,806,402
Metals and mining (0.4%)

Steel Dynamics, Inc.	86,400	1,425,600

		1,425,600
Multi-utilities (0.7%)

PG&E Corp.	66,200	2,790,330

		2,790,330
Oil, gas, and consumable fuels (7.8%)

Apache Corp.	23,300	1,870,057

Energen Corp.	30,700	2,171,104

HollyFrontier Corp.(S)	50,600	2,342,780

Marathon Oil Corp.	182,700	5,990,732

Marathon Petroleum Corp.	22,300	1,941,215

Penn Virginia Corp.(NON)(S)	150,700	1,806,893

QEP Resources, Inc.	86,200	2,662,718

Royal Dutch Shell PLC ADR (United Kingdom)	63,257	4,371,059

Talisman Energy, Inc. (Canada)	285,100	3,064,825

Valero Energy Corp.	56,400	2,882,040

		29,103,423
Personal products (1.0%)

Coty, Inc. Class A(S)	173,700	2,343,213

Herbalife, Ltd.	18,900	1,216,593

		3,559,806
Pharmaceuticals (5.8%)

Actavis PLC(NON)	52,000	9,826,960

Endo International PLC(NON)	39,700	2,615,436

Impax Laboratories, Inc.(NON)	92,000	2,128,880

Jazz Pharmaceuticals PLC(NON)	28,900	4,382,974

Prestige Brands Holdings, Inc.(NON)	89,712	2,714,685

		21,668,935
Real estate investment trusts (REITs) (1.4%)

Altisource Residential Corp. (Virgin Islands)	93,400	2,802,000

Gaming and Leisure Properties, Inc.(NON)(S)	73,200	2,540,040

		5,342,040
Real estate management and development (1.0%)

CBRE Group, Inc. Class A(NON)	58,300	1,547,282

RE/MAX Holdings, Inc. Class A(NON)	77,516	2,260,367

		3,807,649
Road and rail (0.7%)

Genesee & Wyoming, Inc. Class A(NON)	30,500	2,755,370

		2,755,370
Semiconductors and semiconductor equipment (1.3%)

Micron Technology, Inc.(NON)	207,600	4,783,104

		4,783,104
Software (1.3%)

Electronic Arts, Inc.(NON)	89,000	2,349,600

Symantec Corp.	115,900	2,481,419

		4,831,019
Specialty retail (2.2%)

Best Buy Co., Inc.(S)	110,700	2,605,878

Office Depot, Inc.(NON)	288,200	1,409,298

TJX Cos., Inc. (The)	71,200	4,084,032

		8,099,208
Thrifts and mortgage finance (0.2%)

Radian Group, Inc.(S)	59,500	885,360

		885,360
Trading companies and distributors (0.6%)

WESCO International, Inc.(NON)(S)	26,600	2,206,736

		2,206,736

Total common stocks (cost $289,423,253)		$361,462,502

SHORT-TERM INVESTMENTS (15.2%)(a)
	Shares	Value

Putnam Short Term Investment Fund 0.07%(AFF)	15,069,194	$15,069,194

Putnam Cash Collateral Pool, LLC 0.15%(d)	42,019,108	42,019,108

Total short-term investments (cost $57,088,302)		$57,088,302

TOTAL INVESTMENTS

Total investments (cost $346,511,555)(b)		$418,550,804

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2013 through January 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $374,551,178.
(b)	The aggregate identified cost on a tax basis is $347,148,932, resulting in gross unrealized appreciation and depreciation of $77,168,722 and $5,766,850, respectively, or net unrealized appreciation of $71,401,872.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$12,556,694	$93,527,012	$91,014,512	$5,205	$15,069,194
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $40,973,452.
The fund received cash collateral of $42,019,108, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Consumer discretionary	$42,252,924	$—	$—
Consumer staples	18,600,494	—	—
Energy	38,455,676	—	—
Financials	77,249,117	—	—
Health care	56,326,495	—	—
Industrials	65,719,373	—	—
Information technology	26,735,647	—	—
Materials	26,476,070	—	—
Utilities	9,646,706	—	—
Total common stocks	361,462,502	—	—
Short-term investments	$15,069,194	$42,019,108	$—

Totals by level	$376,531,696	$42,019,108	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 28, 2014